Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001637207
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	Planet Fitness, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37534
Entity Tax Identification Number	38-3942097
Entity Address, Address Line One	4 Liberty Lane West
Entity Address, City or Town	Hampton
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03842
City Area Code	(603)
Local Phone Number	750-0001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 Par Value
Trading Symbol	PLNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false